Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Material Accounting Policies [Abstract]
Disclosure of Estimated Useful Lives of Property, Plant, and Equipment	The estimated useful lives of property, plant and equipment with exception of land are as follows:

Category	Estimated life	Depreciation method
Buildings and infrastructure	15-25 years	Straight-line
Mobile equipment	2-10 years	Straight-line
Machinery and equipment	5-10 years	Straight-line
Vehicles	2-7 years	Straight-line
Processing plant	Life-of-mine	Unit-of-Production
Office furniture and office equipment	2-8 years	Straight-line